Share-based Compensation - Expense allocation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based Compensation
Share-based compensation expenses	¥ 897,114	¥ 792,164
Cost of sales
Share-based Compensation
Share-based compensation expenses	27,868	28,451
Research and development expenses
Share-based Compensation
Share-based compensation expenses	569,667	536,093
Selling, general and administrative expenses
Share-based Compensation
Share-based compensation expenses	¥ 299,579	¥ 227,620